Transmission Rights and Programming (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transmission Rights and Programming.
Transmission rights	$ 8,671,434	$ 10,292,207
Programming	5,709,414	6,723,331
Total current transmission rights and programming	14,380,848	17,015,538
Transmission rights	4,630,513	5,903,917
Programming	3,271,077	3,325,898
Total non-current transmission rights and programming	7,901,590	9,229,815
Current portion of transmission rights and programming	6,479,258	7,785,723
Amortization of transmission rights and programming	$ 14,515,285	$ 18,009,554	$ 15,296,563